UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2012

Date of reporting period:	8/31/2011

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GOVERNMENT INCOME FUND

SEMIANNUAL REPORT • AUGUST 31, 2011

Fund Type

Government bond

Objective

High current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 14, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Government Income Fund

Prudential Government Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 0.99%; Class B, 1.69%; Class C, 1.69%; Class R, 1.44%; Class Z, 0.69%. Net operating expenses: Class A, 0.94%; Class B, 1.69%; Class C, 1.69%; Class R, 1.19%; Class Z, 0.69%, after contractual reduction through 6/30/2012 for Class A and Class R.

Cumulative Total Returns (Without Sales Charges) as of 8/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	5.08%	4.34%	34.26%	63.62%	—
Class B	4.68	3.56	29.43	52.40	—
Class C	4.68	3.56	30.67	55.33	—
Class R	5.06	4.08	32.74	N/A	42.14% (5/17/04)
Class Z	5.22	4.60	35.99	67.61	—
Barclays Capital U.S. Government Bond Index	6.53	4.04	36.53	70.24	—
Barclays Capital U.S. Aggregate ex-Credit Index	5.56	4.52	36.76	71.48	—
Lipper General U.S. Government Funds Avg.	6.25	3.47	32.64	59.44	—

Average Annual Total Returns (With Sales Charges) as of 9/30/11
		One Year	Five Years	Ten Years	Since Inception
Class A		0.43%	5.14%	4.43%	—
Class B		–0.63	5.17	4.17	—
Class C		3.36	5.53	4.37	—
Class R		5.00	5.87	N/A	5.01% (5/17/04)
Class Z		5.43	6.38	5.17	—
Barclays Capital U.S. Government Bond Index		5.58	6.56	5.44	—
Barclays Capital U.S. Aggregate ex-Credit Index		5.50	6.48	5.15	—
Lipper General U.S. Government Funds Avg		5.70	5.95	4.72	—

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Distributions and Yields as of 8/31/11
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.12	1.94%
Class B	0.09	1.29
Class C	0.09	1.21
Class R	0.11	1.83
Class Z	0.14	2.29

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes or an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. During the period ended August 31, 2011, the Fund charged a maximum front-end sales charge of 4.50% for Class A shares and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years, respectively, after the purchase and a 12b-1 fee of up to 1.00% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of up to 1.00%. Class R shares are not subject to a sales charge and are subject to a 12b-1 fee up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower.

Benchmark Definitions

Barclays Capital U.S. Government Bond Index

The Barclays Capital U.S. Government Bond Index is an unmanaged index of securities issued or backed by the U.S. government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how U.S. government bonds have performed. Barclays Capital U.S. Government Bond Index Closest Month-End to Inception cumulative total return as of 8/31/11 is 48.28% for Class R. Barclays Capital U.S. Government Bond Index Closest Month-End to Inception average annual total return as of 9/30/11 is 5.74% for Class R.

Prudential Government Income Fund	3

Your Fund’s Performance (continued)

Barclays Capital U.S. Aggregate ex-Credit Index

The Barclays Capital U.S. Aggregate ex-Credit Index is an unmanaged index which represents securities that are SEC-registered, taxable, and dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Barclays Capital U.S. Aggregate ex-Credit Index Closest Month-End to Inception cumulative total return as of 8/31/11 is 49.80% for Class R. Barclays Capital U.S. Aggregate ex-Credit Index Closest Month-End to Inception average annual total return as of 9/30/11 is 5.79% for Class R.

Lipper General U.S. Government Funds Average

The Lipper General U.S. Government Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General U.S. Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. government and agency issues. Lipper Average Closest Month-End to Inception cumulative total return as of 8/31/11 is 42.54% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/11 is 5.17% for Class R.

Investors cannot invest directly in an index or average. The returns for the Barclays Capital U.S. Government Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 8/31/11
United States Treasury Notes, 1.000%, 08/31/16	15.7%
Federal National Mortgage Association, 5.000%, TBA 30 YR	4.2
Government National Mortgage Association, 4.500%, TBA 30 YR	3.6
United States Treasury Bonds, 4.375%, 05/15/41	3.2
Federal National Mortgage Association, 4.000%, TBA 30 YR	2.7

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2011, at the beginning of the period, and held through the six-month period ended August 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Government Income Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,050.80	0.94%	$4.85
	Hypothetical	$1,000.00	$1,020.41	0.94%	$4.77

Class B	Actual	$1,000.00	$1,046.80	1.69%	$8.69
	Hypothetical	$1,000.00	$1,016.64	1.69%	$8.57

Class C	Actual	$1,000.00	$1,046.80	1.69%	$8.69
	Hypothetical	$1,000.00	$1,016.64	1.69%	$8.57

Class R	Actual	$1,000.00	$1,050.60	1.19%	$6.13
	Hypothetical	$1,000.00	$1,019.15	1.19%	$6.04

Class Z	Actual	$1,000.00	$1,052.20	0.69%	$3.56
	Hypothetical	$1,000.00	$1,021.67	0.69%	$3.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2011, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2011 (Unaudited)

Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.2%

Collateralized Mortgage Obligations 3.9%
	Federal Home Loan Mortgage Corp.,
$5,127	Ser. 2002-2496, Class PM, 5.500%, 09/15/17	$5,620,012
2,008	Ser. 2002-2501, Class MC, 5.500%, 09/15/17	2,165,748
6,650	Ser. 2002-2513, Class HC, 5.000%, 10/15/17	7,287,941
5,231	Ser. 2002-2518, Class PV, 5.500%, 06/15/19	5,339,283
	Federal National Mortgage Association,
3,012	Ser. 2002-18, Class PC, 5.500%, 04/25/17	3,140,578
1,825	Ser. 2002-57, Class ND, 5.500%, 09/25/17	1,965,948
283	MLCC Mortgage Investors, Inc., Ser. 2003-E, Class A1, 0.838%, 10/25/28 FRN	247,274
958	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.491%, 02/25/34 FRN	853,532

		26,620,316

Commercial Mortgage-Backed Securities 11.8%
1,954	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2, 5.381%, 01/15/49	1,958,641
	Bear Stearns Commercial Mortgage Securities,
10,800	Ser. 2004-T16, Class A5, 4.600%, 02/13/46	11,059,848
4,000	Ser. 2005-PW10, Class A4, 5.405%, 12/11/40 FRN	4,366,860
3,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	3,092,856
3,000	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4, 5.943%, 06/10/46 FRN	3,309,795

See Notes to Financial Statements.

Prudential Government Income Fund	7

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Commercial Mortgage-Backed Securities (cont’d.)
$3,300	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 04/15/37	$3,501,478
3,100	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.011%, 05/15/46 FRN	3,297,182
	Federal Home Loan Mortgage Corp.,
4,400	Ser. 2010-K005, Class A2, 4.317%, 11/25/19	4,816,627
6,400	Ser. 2010-K007, Class A2, 4.224%, 03/25/20	6,963,563
5,100	Ser. 2010-K009, Class A2, 3.808%, 08/25/20	5,398,032
6,600	Ser. 2011-K013, Class A2, 3.974%, 01/25/21 FRN	7,067,659
1,859	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	1,871,779
3,269	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45 FRN	3,329,645
1,600	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3, 6.005%, 06/15/49 FRN	1,689,224
3,415	Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4, 5.863%, 05/12/39 FRN	3,773,250
4,334	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2, 5.590%, 09/12/49	4,412,059
3,000	Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4, 5.332%, 12/15/43	3,225,576
3,000	NCUA Guaranteed Notes, Ser. 2010-C1, Class A2, 2.900%, 10/29/20	3,136,009
	Wachovia Bank Commercial Mortgage Trust,
4,000	Ser. 2006-C25, Class A4, 5.923%, 05/15/43 FRN	4,411,192

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Commercial Mortgage-Backed Securities (cont’d.)
$142		Ser. 2006-C27, Class A2, 5.624%, 07/15/45	$141,614

			80,822,889

Corporate Bonds 1.3%
2,960		Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	2,264,802
5,576		Kommunalbanken As (Norway), Sr. Unsec’d. Notes, 144A, 1.000%, 06/16/14	5,633,054
1,080		Kreditanstalt Fuer Wiederaufbau (Germany), 2.375%, 08/25/21	1,056,912

			8,954,768

Mortgage-Backed Securities 41.7%
		Federal Home Loan Mortgage Corp.,
1,990		2.479%, 05/01/34 FRN	2,103,238
7,939		4.000%, 06/01/26 - 12/01/40	8,268,501
3,000	(a)	4.000%, TBA 15 YR	3,153,281
1,000	(a)	4.000%, TBA 30 YR	1,035,703
5,500		4.500%, TBA 30 YR	5,791,328
7,000	(a)	4.500%, TBA 30 YR	7,387,188
17,901		5.000%, 06/01/33 - 05/01/34	19,350,432
3,528		5.500%, 05/01/37 - 01/01/38	3,865,070
1,164		6.000%, 08/01/32 - 09/01/34	1,309,100
729		6.500%, 01/01/12 - 09/01/32	830,769
172		7.000%, 09/01/32	198,942
120		8.000%, 03/01/22 - 08/01/22	140,236
87		8.500%, 01/01/17 - 09/01/19	96,953
63		9.000%, 01/01/20	65,681
52		11.500%, 10/01/19	55,067
		Federal National Mortgage Association,
6,014		2.231%, 07/01/33 FRN	6,275,006
745		2.291%, 04/01/34 FRN	781,691
1,729		2.356%, 06/01/34 FRN	1,811,578
1,436		2.490%, 04/01/34 FRN	1,510,787
2,500		3.000%, TBA 15 YR	2,557,422

See Notes to Financial Statements.

Prudential Government Income Fund	9

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Mortgage-Backed Securities (cont’d.)
$1,941		3.500%, 06/01/39	$1,957,113
2,500	(a)	3.500%, TBA 15 YR	2,608,594
14,500	(a)	4.000%, TBA 15 YR	15,252,188
18,000		4.000%, TBA 30 YR	18,652,500
587		4.500%, 01/01/20	629,944
2,500	(a)	4.500%, TBA 15 YR	2,664,453
9,500		4.500%, TBA 30 YR	10,036,972
14,228		5.000%, 07/01/18 - 05/01/36	15,411,718
26,500	(a)	5.000%, TBA 30 YR	28,479,219
38,012		5.500%, 08/01/15 - 11/01/36	41,942,509
14,103		6.000%, 11/01/14 - 05/01/36	15,723,007
10,226		6.500%, 12/01/11 - 10/01/37	11,601,110
3,686		7.000%, 12/01/11 - 02/01/36	4,211,151
35		7.500%, 10/01/11 - 10/01/26	36,442
4		8.500%, 06/01/17 - 03/01/25	3,772
78		9.000%, 04/01/25	91,988
26		9.500%, 01/01/25 - 02/01/25	30,896
		Government National Mortgage Association,
2,946		4.500%, 07/20/40 - 01/20/41	3,193,667
23,000	(a)	4.500%, TBA 30 YR	24,883,125
6,516		5.000%, 07/15/33 - 04/15/34	7,228,273
2,000	(a)	5.000%, TBA 30 YR	2,196,250
2,000	(a)	5.000%, TBA 30 YR	2,203,438
3,640		5.500%, 02/15/34 - 02/15/36	4,108,399
4,199		7.000%, 03/15/22 - 02/15/29	4,870,313
517		7.500%, 01/15/23 - 07/15/24	601,923
441		8.500%, 04/15/25	528,725
269		9.500%, 09/15/16 - 08/20/21	301,642

			286,037,304

Municipal Bond 0.2%
1,170		Utah St. Build America Bonds, Ser. D, GO, 4.554%, 07/01/24	1,336,936

Small Business Administration Agencies 1.2%
		Small Business Administration Participation Certificates,
545		Ser. 1995-20B, Class 1, 8.150%, 02/01/15	572,762

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

Small Business Administration Agencies (cont’d.)
$1,568		Ser. 1995-20L, Class 1, 6.450%, 12/01/15	$1,691,033
1,832		Ser. 1996-20H, Class 1, 7.250%, 08/01/16	2,000,732
1,407		Ser. 1996-20K, Class 1, 6.950%, 11/01/16	1,532,744
400		Ser. 1997-20A, Class 1, 7.150%, 01/01/17	440,923
1,858		Ser. 1998-20I, Class 1, 6.000%, 09/01/18	2,013,913

			8,252,107

U.S. Government Agency Securities 2.1%
		Federal Home Loan Mortgage Corp.,
1,345		2.000%, 08/25/16	1,395,329
1,310		5.125%, 11/17/17	1,574,702
10,000	(b)	Financing Corp. FICO STRIPS, Ser. 1P, 1.880%, 05/11/18	8,826,140
		Tennessee Valley Authority,
1,240		5.250%, 09/15/39	1,457,147
1,080		5.500%, 06/15/38	1,321,687

			14,575,005

U.S. Government Treasury Obligations 35.0%
		United States Treasury Bonds,
2,540		3.500%, 02/15/39	2,506,663
135	(c)	3.750%, 08/15/41	138,881
18,910	(c)	4.375%, 05/15/41	21,672,562
9,505		4.750%, 02/15/41	11,560,456
		United States Treasury Notes,
107,005		1.000%, 08/31/16	107,247,901
11,190		1.500%, 08/31/18	11,148,038
6,455		3.000%, 09/30/16	7,100,500
1,025		3.125%, 04/30/13	1,075,009
2,700		3.500%, 05/31/13	2,855,250
		United States Treasury STRIPS, I/O,
12,400	(c)(d)	0.620%, 05/15/15	12,117,454
14,000	(d)	2.860%, 05/15/23	10,044,202

See Notes to Financial Statements.

Prudential Government Income Fund	11

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

LONG-TERM INVESTMENTS (Continued)

U.S. Government Treasury Obligations (cont’d.)
$21,230	(d)	3.020%, 05/15/24	$14,502,553
16,500	(d)	3.060%, 08/15/24	11,125,999
3,080	(d)	3.080%, 11/15/24	2,051,760
7,300	(d)(e)	3.470%, 11/15/23	5,103,664
12,000	(c)(d)	3.530%, 02/15/24	8,298,720
9,120	(d)	3.870%, 05/15/25	5,927,161
9,570	(c)(d)	4.330%, 05/15/27	5,661,937

			240,138,710

		Total long-term investments (cost $630,558,035)	666,738,035

SHORT-TERM INVESTMENTS 20.8%

Shares

Affiliated Mutual Funds
12,414,962		Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $122,155,369)(f)	110,369,015
31,893,975		Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $31,893,975; includes $16,098,968 of cash collateral received for securities on loan)(f)(g)	31,893,975

		Total affiliated mutual funds (cost $154,049,344)	142,262,990

		Total Investments, Before Security Sold Short 118.0% (cost $784,607,379)	809,001,025

Principal Amount (000)#
SECURITY SOLD SHORT (0.4)%

MORTGAGE-BACKED SECURITY
$2,500		Federal National Mortgage Association, 5.500%, TBA 30 YR (proceeds $2,726,563)	(2,732,422)

		Total Investments 117.6% (cost $781,880,816; Note 5)	806,268,603
		Liabilities in excess of other assets(h) (17.6%)	(120,857,952)

		Net Assets 100.0%	$685,410,651

See Notes to Financial Statements.

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The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FICO—Financing Corporation

FRN—Floating Rate Note

GO—General Obligation

I/O—Interest Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Principal amount of $61,500,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at August 31, 2011.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,660,502; cash collateral of $16,098,968 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	The rate shown is the effective yield at August 31, 2011.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at August 31, 2011:

Number of Contracts	Type	Expiration Date	Value at August 31, 2011	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
326	2 Year U.S. Treasury Notes	Sep. 2011	$71,893,187	$71,607,088	$286,099
19	2 Year U.S. Treasury Notes	Dec. 2011	4,189,500	4,189,523	(23)
584	5 Year U.S. Treasury Notes	Dec. 2011	71,567,375	71,394,549	172,826
7	U.S. Ultra Bond	Sep. 2011	1,012,375	1,010,477	1,898
	Short Positions:
856	10 Year U.S. Treasury Notes	Dec. 2011	110,450,750	110,745,709	294,959
396	U.S. Long Bonds	Dec. 2011	53,868,375	54,159,118	290,743
12	U.S. Ultra Bond	Dec. 2011	1,717,875	1,748,813	30,938

					$1,077,440

See Notes to Financial Statements.

Prudential Government Income Fund	13

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Interest rate swap agreements outstanding at August 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA(a)	06/09/14	$5,575	1.031%	3 month LIBOR	$(77,611)	$—	$(77,611)
Barclays Bank PLC(b)	07/22/16	70,000	0.000	3 month LIBOR	7,205	—	7,205
Citibank NA(b)	07/20/21	7,480	3.035	3 month LIBOR	469,635	—	469,635
Citibank NA(a)	08/15/21	7,860	2.495	3 month LIBOR	(83,994)	—	(83,994)
JPMorgan Chase Bank NA(b)	05/15/18	10,520	2.318	3 month LIBOR	361,689	—	361,689
Morgan Stanley Capital Services(a)	08/02/21	17,320	4.430	3 month LIBOR	(558,289)	—	(558,289)
Morgan Stanley Capital Services(b)	06/08/21	8,200	4.640	3 month LIBOR	353,473	—	353,473
Morgan Stanley Capital Services(b)	07/29/21	17,410	4.620	3 month LIBOR	704,995	—	704,995
Morgan Stanley Capital Services(b)	08/16/21	7,860	2.400	3 month LIBOR	15,108	—	15,108

					$1,192,211	$—	$1,192,211

LIBOR—London Interbank Offered Rate

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of August 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$26,620,316	$—
Commercial Mortgage-Backed Securities	—	80,822,889	—
Corporate Bonds	—	8,954,768	—
Mortgage-Backed Securities	—	286,037,304	—
Municipal Bond	—	1,336,936	—
Security Sold Short	—	(2,732,422)	—
Small Business Administration Agencies	—	8,252,107	—
U.S. Government Agency Securities	—	14,575,005	—
U.S. Government Treasury Obligations	—	240,138,710	—
Affiliated Mutual Funds	142,262,990	—	—
Other Financial Instruments*
Futures Contracts	1,077,440	—	—
Interest Rate Swaps	—	1,192,211	—

Total	$143,340,430	$665,197,824	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2011 was as follows:

Mortgage-Backed Securities	41.7%
U.S. Government Treasury Obligations	35.0
Affiliated Mutual Funds (including 2.3% of collateral received for securities on loan)	20.8
Commercial Mortgage-Backed Securities	11.8
Collateralized Mortgage Obligations	3.9
U.S. Government Agency Securities	2.1
Corporate Bonds	1.3
Small Business Administration Agencies	1.2
Municipal Bond	0.2

118.0
Security Sold Short	(0.4)
Liabilities in excess of other assets	(17.6)

100.0%

See Notes to Financial Statements.

Prudential Government Income Fund	15

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on swap agreements	$1,912,105		Unrealized depreciation on swap agreements	$719,894
Interest rate contracts	Due from broker—variation margin	1,077,463	*	Due from broker—variation margin	23	*

Total		$2,989,568			$719,917

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(14,962,776)	$99,631	$(14,863,145)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$3,287,428	$1,430,732	$4,718,160

For the six months ended August 31, 2011, the Fund’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$202,515,713	$186,504,478	$79,367

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

AUGUST 31, 2011	SEMIANNUAL REPORT

Prudential Government Income Fund

Statement of Assets and Liabilities

as of August 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $15,660,502
Unaffiliated investments (cost $630,558,035)	$666,738,035
Affiliated investments (cost $154,049,344)	142,262,990
Receivable for investments sold	240,412,411
Receivable for Fund shares sold	6,015,611
Dividends and interest receivable	2,096,274
Unrealized appreciation on swap agreements	1,912,105
Due from broker—variation margin	757,943
Prepaid expenses	12,696

Total assets	1,060,208,065

Liabilities
Payable for investments purchased	352,507,860
Payable to broker for collateral for securities on loan	16,098,968
Securities sold short, at value (proceeds $2,726,563)	2,732,422
Dividends payable	1,315,327
Payable for Fund shares reacquired	733,478
Unrealized depreciation on swap agreements	719,894
Management fee payable	286,637
Accrued expenses	143,056
Distribution fee payable	142,119
Affiliated transfer agent fee payable	72,319
Deferred trustees’ fees	31,319
Payable to custodian	14,015

Total liabilities	374,797,414

Net Assets	$685,410,651

Net assets were comprised of:
Common stock, at par	$690,264
Paid-in capital in excess of par	661,073,146

661,763,410
Distributions in excess of net investment income	(35,608)
Accumulated net realized loss on investment and foreign currency transactions	(2,972,551)
Net unrealized appreciation on investments	26,655,400

Net assets, August 31, 2011	$685,410,651

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($538,652,811 ÷ 54,234,490 shares of common stock issued and outstanding)	$9.93
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.40

Class B
Net asset value, offering price and redemption price per share
($13,194,042 ÷ 1,326,509 shares of common stock issued and outstanding)	$9.95

Class C
Net asset value, offering price and redemption price per share
($18,291,729 ÷ 1,837,878 shares of common stock issued and outstanding)	$9.95

Class R
Net asset value, offering price and redemption price per share
($6,623,368 ÷ 665,927 shares of common stock issued and outstanding)	$9.95

Class Z
Net asset value, offering price and redemption price per share
($108,648,701 ÷ 10,961,546 shares of common stock issued and outstanding)	$9.91

See Notes to Financial Statements.

Prudential Government Income Fund	19

Statement of Operations

Six Months Ended August 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$10,799,666
Affiliated dividend income	807,202
Affiliated income from securities loaned, net	33,183

Total income	11,640,051

Expenses
Management fee	1,670,590
Distribution fee—Class A	662,561
Distribution fee—Class B	65,648
Distribution fee—Class C	86,535
Distribution fee—Class R	14,498
Transfer agent’s fees and expenses (including affiliated expense of $211,000) (Note 3)	395,000
Custodian’s fees and expenses	112,000
Registration fees	40,000
Reports to shareholders	29,000
Audit fee	17,000
Legal fees and expenses	16,000
Directors’ fees	13,000
Insurance	8,000
Miscellaneous	13,073

Total expenses	3,142,905

Net investment income	8,497,146

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	20,904,146
Financial futures transactions	(14,962,776)
Short sale transactions	(37,520)
Swap agreement transactions	99,631

6,003,481

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: ($1,736,551))	13,836,737
Financial futures contracts	3,287,428
Short sales	(5,859)
Swap agreements	1,430,732

18,549,038

Net gain on investment transactions	24,552,519

Net Increase In Net Assets Resulting From Operations	$33,049,665

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2011	Year Ended February 28, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$8,497,146	$18,633,613
Net realized gain on investment and foreign currency transactions	6,003,481	14,472,298
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,549,038	(347,447)

Net increase in net assets resulting from operations	33,049,665	32,758,464

Dividends from net investment income (Note 1)
Class A	(6,706,116)	(15,557,080)
Class B	(117,006)	(375,584)
Class C	(154,008)	(422,928)
Class R	(66,046)	(128,089)
Class Z	(1,416,835)	(3,014,058)

	(8,460,011)	(19,497,739)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	51,839,566	86,877,318
Net asset value of shares issued in reinvestment of dividends	7,642,967	17,598,310
Cost of shares reacquired	(62,866,022)	(156,463,192)

Net decrease in net assets from Fund share transactions	(3,383,489)	(51,987,564)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	60,090

Total increase (decrease)	21,206,165	(38,666,749)

Net Assets:
Beginning of period	664,204,486	702,871,235

End of period	$685,410,651	$664,204,486

See Notes to Financial Statements.

Prudential Government Income Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 14 (formerly Prudential Government Income Fund, Inc.) (the “Company”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of two funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund, commencing operations on March 30, 2011. Investment operations of the Fund commenced on April 22, 1985. These financial statements relate to Prudential Government Income Fund. The Fund’s investment objective is to seek high current return.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. U.S. government

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securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an investment adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.”

Prudential Government Income Fund	23

Notes to Financial Statements

(Unaudited) continued

Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap

24	Visit our website at www.prudentialfunds.com

contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2011, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Government Income Fund	25

Notes to Financial Statements

(Unaudited) continued

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchase and sales which, as a result, can increase its portfolio turnover rate.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion, .45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and .30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the six months ended August 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. For the six months ended August 31, 2011, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and R shares, respectively. Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the six months ended August 31, 2011.

Prudential Government Income Fund	27

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received $55,606 in front-end sales charges resulting from sales of Class A shares, for the six months ended August 31, 2011. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2011, it received $56, $18,228 and $2,428 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months August 31, 2011, PIM has been compensated approximately $9,860 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2011, aggregated $4,842,109,643 and $4,866,669,463, respectively.

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The average balance of dollar rolls outstanding during the six months ended August 31, 2011 was approximately $117,900,000. The amount of dollar rolls outstanding at August 31, 2011 was $65,581,876 (Principal $61,500,000), which was 9.6% of net assets.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$785,912,041	$36,136,321	$(13,047,337)	$23,088,984

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end and difference in the treatment of accreting market discount and premium amortization for book and tax purposes as of the current reporting period.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2011 of approximately $7,982,000 which expires in 2015. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Government Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

During the fiscal year ended February 28, 2011, the Fund received $60,090 related to settlements of regulatory proceedings involving allegations of improper trading in Fund shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $58,368 and $1,722, respectively. This total amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

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Class A	Shares	Amount
Six months ended August 31, 2011:
Shares sold	2,985,766	$29,144,306
Shares issued in reinvestment of dividends	611,857	5,948,470
Shares reacquired	(4,558,570)	(44,208,813)

Net increase (decrease) in shares outstanding before conversion	(960,947)	(9,116,037)
Shares issued upon conversion from Class B	179,849	1,737,909
Shares reacquired upon conversion into Class Z	(126,965)	(1,232,904)

Net increase (decrease) in shares outstanding	(908,063)	$(8,611,032)

Year ended February 28, 2011:
Shares sold	4,409,939	$42,250,270
Shares issued in reinvestment of dividends	1,443,275	13,840,285
Shares reacquired	(11,272,131)	(107,986,234)

Net increase (decrease) in shares outstanding before conversion	(5,418,917)	(51,895,679)
Shares issued upon conversion from Class B	979,645	9,316,365
Shares reacquired upon conversion into Class Z	(19,932)	(190,815)

Net increase (decrease) in shares outstanding	(4,459,204)	$(42,770,129)

Class B
Six months ended August 31, 2011:
Shares sold	158,801	$1,561,551
Shares issued in reinvestment of dividends	10,139	98,640
Shares reacquired	(170,862)	(1,659,020)

Net increase (decrease) in shares outstanding before conversion	(1,922)	1,171
Shares reacquired upon conversion into Class A	(179,515)	(1,737,909)

Net increase (decrease) in shares outstanding	(181,437)	$(1,736,738)

Year ended February 28, 2011:
Shares sold	294,049	$2,822,913
Shares issued in reinvestment of dividends	32,706	313,698
Shares reacquired	(521,985)	(4,994,797)

Net increase (decrease) in shares outstanding before conversion	(195,230)	(1,858,186)
Shares reacquired upon conversion into Class A	(977,766)	(9,316,365)

Net increase (decrease) in shares outstanding	(1,172,996)	$(11,174,551)

Class C
Six months ended August 31, 2011:
Shares sold	333,822	$3,254,607
Shares issued in reinvestment of dividends	13,050	127,100
Shares reacquired	(312,136)	(3,023,230)

Net increase (decrease) in shares outstanding	34,736	$358,477

Year ended February 28, 2011:
Shares sold	791,771	$7,596,868
Shares issued in reinvestment of dividends	36,462	350,389
Shares reacquired	(977,376)	(9,384,505)

Net increase (decrease) in shares outstanding	(149,143)	$(1,437,248)

Prudential Government Income Fund	31

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended August 31, 2011:
Shares sold	246,956	$2,413,952
Shares issued in reinvestment of dividends	5,551	54,068
Shares reacquired	(226,250)	(2,187,186)

Net increase (decrease) in shares outstanding	26,257	$280,834

Year ended February 28, 2011:
Shares sold	659,020	$6,344,904
Shares issued in reinvestment of dividends	12,054	115,975
Shares reacquired	(410,433)	(3,950,786)

Net increase (decrease) in shares outstanding	260,641	$2,510,093

Class Z
Six months ended August 31, 2011:
Shares sold	1,585,556	$15,465,150
Shares issued in reinvestment of dividends	145,769	1,414,689
Shares reacquired	(1,214,625)	(11,787,773)

Net increase (decrease) in shares outstanding before conversion	516,700	5,092,066
Shares issued upon conversion from Class A	127,227	1,232,904

Net increase (decrease) in shares outstanding	643,927	$6,324,970

Year ended February 28, 2011:
Shares sold	2,914,052	$27,862,363
Shares issued in reinvestment of dividends	311,149	2,977,963
Shares reacquired	(3,157,687)	(30,146,870)

Net increase (decrease) in shares outstanding before conversion	67,514	693,456
Shares issued upon conversion from Class A	19,968	190,815

Net increase (decrease) in shares outstanding	87,482	$884,271

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under the SCA’s is paid at

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contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended August 31, 2011.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Government Income Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011		2011		2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.57		$9.39		$8.78	$8.94	$8.83	$8.88
Income (loss) from investment operations:
Net investment income	.12		.25		.28	.30	.36	.37
Net realized and unrealized gain (loss) on investment transactions	.36		.20		.61	(.15)	.12	(.02)
Total from investment operations	.48		.45		.89	.15	.48	.35
Less Dividends:
Dividends from net investment income	(.12)		(.27)		(.28)	(.31)	(.37)	(.40)
Capital Contributions (Note 6)	-		-	(a)	-	-	-	-
Net asset value, end of period	$9.93		$9.57		$9.39	$8.78	$8.94	$8.83
Total Return(b):	5.08%		4.79%		10.25%	1.73%	5.60%	4.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$538,653		$527,773		$559,817	$562,826	$645,050	$733,190
Average net assets (000)	$527,168		$557,516		$561,947	$608,533	$659,266	$745,577
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.94%	(e)	.93%		.90%	.94%	.98%	.98%
Expenses, excluding distribution and service (12b-1) fees	.69%	(e)	.68%		.65%	.69%	.73%	.73%
Net investment income	2.54%	(e)	2.67%		3.09%	3.48%	4.15%	4.24%
For Class A, B, C, R and Z shares:
Portfolio turnover rate	745%	(f)	1,277%		971%	2,216%	2,676%	837%

(a) Less than $.005 per share.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011		2011		2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.59		$9.41		$8.79	$8.95	$8.84	$8.89
Income (loss) from investment operations:
Net investment income	.08		.16		.20	.23	.30	.30
Net realized and unrealized gain (loss) on investment transactions	.37		.22		.63	(.15)	.12	(.02)
Total from investment operations	.45		.38		.83	.08	.42	.28
Less Dividends:
Dividends from net investment income	(.09)		(.20)		(.21)	(.24)	(.31)	(.33)
Capital Contributions (Note 6)	-		-	(a)	-	-	-	-
Net asset value, end of period	$9.95		$9.59		$9.41	$8.79	$8.95	$8.84
Total Return(b):	4.68%		4.01%		9.54%	.98%	4.81%	3.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,194		$14,454		$25,219	$38,126	$55,104	$64,920
Average net assets (000)	$13,058		$18,360		$30,299	$44,738	$57,319	$73,818
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.69%	(d)	1.68%		1.65%	1.69%	1.73%	1.73%
Expenses, excluding distribution and service (12b-1) fees	.69%	(d)	.68%		.65%	.69%	.73%	.73%
Net investment income	1.79%	(d)	1.92%		2.33%	2.73%	3.40%	3.50%

(a) Less than $.005 per share.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011		2011		2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.59		$9.41		$8.80	$8.96	$8.85	$8.89
Income (loss) from investment operations:
Net investment income	.09		.19		.24	.26	.32	.32
Net realized and unrealized gain (loss) on investment transactions	.36		.19		.60	(.15)	.12	(.01)
Total from investment operations	.45		.38		.84	.11	.44	.31
Less Dividends:
Dividends from net investment income	(.09)		(.20)		(.23)	(.27)	(.33)	(.35)
Capital Contributions (Note 6)	-		-	(a)	-	-	-	-
Net asset value, end of period	$9.95		$9.59		$9.41	$8.80	$8.96	$8.85
Total Return(b):	4.68%		4.10%		9.69%	1.23%	5.06%	3.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,292		$17,294		$18,375	$17,295	$10,548	$9,760
Average net assets (000)	$17,213		$20,013		$17,575	$12,733	$9,285	$10,601
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.69%	(e)	1.60%		1.40%	1.44%	1.48%	1.48%
Expenses, excluding distribution and service (12b-1) fees	.69%	(e)	.68%		.65%	.69%	.73%	.73%
Net investment income	1.79%	(e)	1.99%		2.59%	2.96%	3.64%	3.75%

(a) Less than $.005 per share.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through June 30, 2010.

(e) Annualized.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011		2011		2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.58		$9.41		$8.79	$8.95	$8.84	$8.88
Income (loss) from investment operations:
Net investment income	.11		.23		.26	.28	.34	.37
Net realized and unrealized gain (loss) on investment transactions	.37		.18		.62	(.15)	.12	(.04)
Total from investment operations	.48		.41		.88	.13	.46	.33
Less Dividends:
Dividends from net investment income	(.11)		(.24)		(.26)	(.29)	(.35)	(.37)
Capital Contributions (Note 6)	-		-	(a)	-	-	-	-
Net asset value, end of period	$9.95		$9.58		$9.41	$8.79	$8.95	$8.84
Total Return(b):	5.06%		4.42%		10.09%	1.49%	5.34%	3.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,623		$6,131		$3,565	$2,028	$783	$730
Average net assets (000)	$5,768		$5,062		$2,868	$1,328	$505	$225
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.19%	(e)	1.18%		1.15%	1.19%	1.23%	1.23%
Expenses, excluding distribution and service (12b-1) fees	.69%	(e)	.68%		.65%	.69%	.73%	.73%
Net investment income	2.29%	(e)	2.41%		2.84%	3.22%	3.86%	3.96%

(a) Less than $.005 per share

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Annualized.

See Notes to Financial Statements.

Prudential Government Income Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011		2011		2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.55		$9.37		$8.76	$8.92	$8.81	$8.86
Income (loss) from investment operations:
Net investment income	.14		.28		.30	.33	.39	.39
Net realized and unrealized gain (loss) on investment transactions	.36		.19		.61	(.16)	.11	(.02)
Total from investment operations	.50		.47		.91	.17	.50	.37
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.29)		(.30)	(.33)	(.39)	(.42)
Capital Contributions (Note 6)	-		-	(a)	-	-	-	-
Net asset value, end of period	$9.91		$9.55		$9.37	$8.76	$8.92	$8.81
Total Return(b)	5.22%		5.06%		10.55%	1.98%	5.87%	4.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$108,649		$98,552		$95,895	$102,905	$108,618	$106,972
Average net assets (000)	$101,397		$99,126		$97,887	$106,949	$106,827	$104,606
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.69%	(d)	.68%		.65%	.69%	.73%	.73%
Expenses, excluding distribution and service (12b-1) fees	.69%	(d)	.68%		.65%	.69%	.73%	.73%
Net investment income	2.79%	(d)	2.92%		3.34%	3.73%	4.40%	4.50%

(a) Less than $.005 per share.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

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Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Government Income Fund (the “Fund”) consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five-, and 10-year periods ending December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper General U.S. Government Funds Performance Universe) was in the first quartile over the three-year period, and in the second quartile over the one-, five-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark index during the one-, three-, and five-year periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s fourth quartile, while total expenses ranked in the Expense Group’s second quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Prudential Government Income Fund

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404

MF128E2    0211157-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FLOATING RATE INCOME FUND

SEMIANNUAL REPORT • AUGUST 31, 2011

Fund Type

Floating Rate

Objective

Primary objective is to seek to maximize current income. Secondary objective is to seek capital appreciation when consistent with primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 14, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing performance from the Fund’s inception in late March 2011 through August 31, 2011. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Floating Rate Income Fund

Prudential Floating Rate Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 2.38%; Class C, 3.08%; Class Z, 2.08%. Net operating expenses: Class A, 1.20%; Class C, 1.95%; Class Z, 0.95%, after contractual reduction through 6/30/2012.

Cumulative Total Returns (Without Sales Charges) as of 8/31/11
Since Inception
Class A	–4.19%
Class C	–4.40
Class Z	–4.01
Credit Suisse Leveraged Loan Index	–3.68
Lipper Flexible Loan Participation Funds Average	–3.97

Average Annual Total Returns (With Sales Charges) as of 9/30/11
Since Inception
Class A	N/A
Class C	N/A
Class Z	N/A
Credit Suisse Leveraged Loan Index	N/A
Lipper Flexible Loan Participation Funds Average	N/A

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes or an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception date: 3/30/11

The average annual total returns take into account applicable sales charges. The Fund charged a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of up to 0.30% annually. Under certain circumstances, Class A shares may be subject to a 0.50% contingent deferred sales charge (CDSC). Class C shares are subject to a CDSC of 1% for shares redeemed within 12 months from the date of purchase and a 12b-1 fee of up to 1% annually. Class Z shares are not subject to a 12b-1 fee or a CDSC. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

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Benchmark Definitions

Credit Suisse Leveraged Loan Index

The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market.

Lipper Flexible Loan Participation Funds Average

The Lipper Flexible Loan Participation Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Loan Participation category. Returns do not include the effect of any sales charges or taxes. Returns would be lower if sales charges or taxes were reflected.

Investors cannot invest directly in an index or average. The returns for the Credit Suisse Leveraged Loan Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Credit Suisse Leveraged Loan Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Distributions and Yields as of 8/31/11
	Total Distributions Paid during the Period	30-Day SEC Yield
Class A	$0.15	4.25%
Class C	0.11	3.64
Class Z	0.15	4.64

Five Largest Holdings expressed as a percentage of net assets as of 8/31/11
Springleaf Financial Fund Co., Non-Captive Finance	1.9%
Grifols SA., Healthcare & Pharmaceutical	1.6
Houghton International, Inc., Chemicals	1.6
Reynolds Group Holdings, Inc., Packaging	1.6
First Data Corp., Technology	1.6

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 8/31/11
High Grade	0.6%
Ba	49.9
B	45.6
Caa or Lower	1.1
Not Rated	2.9
Total Investments	100.1
Liabilities in excess of other assets	–0.1
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

Prudential Floating Rate Income Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2011, at the beginning of the period, and held through the six-month period ended August 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$958.10	1.20%	$4.98
	Hypothetical	$1,000.00	$1,019.10	1.20%	$6.09

Class C	Actual**	$1,000.00	$956.00	1.95%	$8.08
	Hypothetical	$1,000.00	$1,015.33	1.95%	$9.88

Class Z	Actual**	$1,000.00	$959.90	0.95%	$3.94
	Hypothetical	$1,000.00	$1,020.36	0.95%	$4.82

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2011, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 155 day period ended August 31, 2011 due to the Class’s inception date of March 30, 2011.

Prudential Floating Rate Income Fund	5

Portfolio of Investments

as of August 31, 2011 (Unaudited)

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 97.2%
BANK LOANS(a) 86.3%

Aerospace & Defense 0.9%
Hawker Beechcraft, Inc.	Caa1	0.146%	03/26/14	$15	$10,531
Hawker Beechcraft, Inc.	Caa1	2.224	03/26/14	235	170,302
Tasc, Inc.	Ba2	4.500	12/18/15	100	94,582

					275,415

Airlines 1.9%
Delta Air Lines, Inc.	Ba2	4.250	03/07/16	499	474,228
Delta Air Lines, Inc.	Ba2	5.500	04/20/17	100	92,583

					566,811

Automotive 2.3%
Autoparts Holdings Ltd.	B1	5.254	07/29/17	250	245,000
Chrysler LLC	Ba2	6.000	05/24/17	500	450,000

					695,000

Building Materials & Construction 1.6%
Atrium Cos., Inc.	B3	7.000	04/30/16	274	250,360
Summit Materials Cos. I LLC	B2	6.500	12/31/15	249	235,691

					486,051

Cable 0.5%
Knology, Inc.	B1	4.000	08/18/17	150	142,143

Capital Goods 4.1%
Aquilex Holdings, Inc.	B3	6.000	04/01/16	185	147,882
Belfor USA Group, Inc.	Ba2	4.500	04/07/17	449	428,676
Norit Holding BV	B1	6.750	07/08/17	125	123,750
Sensus USA, Inc.	Ba3	4.750	05/09/17	299	286,532
Terex Corp.	Ba2	4.252	04/28/17	250	243,958

					1,230,798

Chemicals 4.6%
Houghton International, Inc.	B1	6.750	01/31/16	499	488,770
Nexeo Solutions LLC	B1	5.000	09/08/17	299	278,676
Nusil Tech	B1	5.250	04/07/17	240	226,640
Styron Corp.	B1	6.000	08/02/17	150	136,906
Univar, Inc.	B2	5.000	06/30/17	248	229,724

					1,360,716

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	7

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Consumer 6.9%
Acosta, Inc.	Ba3	4.750%	03/01/18	$299	$279,799
Asurion LLC	Ba3	5.500	05/24/18	245	228,969
Mood Media Corp.	Ba3	7.000	05/04/18	75	71,062
Realogy Corp.	B1	4.496	10/10/16	21	17,583
Realogy Corp.	B1	4.496	10/10/16	229	187,954
Revlon Consumer Products Corp.	Ba3	4.750	11/19/17	225	216,187
Spectrum Brands	B1	5.000	06/16/16	200	191,667
SRAM LLC	Ba2	4.768	06/07/18	250	237,500
Travelport, Inc.	B1	4.812	08/23/15	176	161,486
Visant Corp.	Ba3	5.250	12/22/16	499	453,860

					2,046,067

Defense 0.7%
U.S. Security Associates, Inc.	Ba3	1.500	07/28/17	33	32,152
U.S. Security Associates, Inc.	Ba3	6.000	07/28/17	167	165,098

					197,250

Electric 3.0%
AES Corp.	Ba1	4.250	05/27/18	349	335,887
Calpine Corp.	B1	4.500	04/01/18	249	230,672
Calpine Corp.	B1	4.500	04/01/18	250	231,250
Texas Competitive Electric Holdings Co. LLC	B2	4.746	10/10/17	144	105,873

					903,682

Energy—Other 1.0%
Frac Tech Services LLC	B2	6.250	05/06/16	302	289,078

Foods 8.2%
Del Monte Foods Co.	Ba3	4.500	03/08/18	500	473,125
Dole Food Co., Inc.	Ba2	5.000	07/08/18	70	67,375
Dole Food Co., Inc.	Ba2	5.000	07/08/18	130	125,125
Dunkin Brands, Inc.	B2	4.000	11/23/17	498	477,603
JBS USA LLC	Ba3	4.250	05/25/18	275	259,188
Michael Foods, Inc.	B1	4.250	02/26/18	150	143,250
OSI Restaurant Partners, Inc.	B3	0.069	06/14/13	18	16,246
OSI Restaurant Partners, Inc.	B3	2.563	06/14/14	182	167,087
Pierre Foods, Inc.	B1	7.000	09/30/16	249	242,528
SUPERVALU	BB(b)	3.753	04/29/18	249	231,027

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Foods (cont’d.)
Wm. Bolthouse Farms, Inc.	B1	5.501%	02/11/16	$243	$238,269

					2,440,823

Gaming 4.2%
Ameristar Casinos, Inc.	Ba3	4.000	04/13/18	249	237,738
Caesars Entertainment Operating Co., Inc.	B3	3.241	01/28/15	100	85,917
Caesars Entertainment Operating Co., Inc.	B3	3.253	01/28/15	497	427,153
Isle of Capri Casinos, Inc.	Ba3	4.750	03/25/17	249	237,971
Las Vegas Sands LLC	Ba3	2.720	11/23/16	42	38,609
Las Vegas Sands LLC	Ba3	2.720	11/23/16	207	191,453
Venetian Macau Ltd.	Ba3	4.730	05/25/12	17	16,809
Venetian Macau Ltd.	Ba3	4.730	05/25/13	29	29,064

					1,264,714

Healthcare & Pharmaceutical 10.2%
Capsugel Holdings US, Inc.	B1	4.252	08/01/18	200	192,900
Community Health Systems, Inc.	Ba3	3.819	01/25/17	497	454,585
Drumm Investors LLC	B1	5.000	05/04/18	350	311,500
Emergency Medical Services	B1	4.500	05/25/18	349	325,501
Grifols SA	Ba3	6.000	11/23/16	500	490,000
Grifols, Inc.	Ba3	5.500	11/23/15	100	96,375
HCR Healthcare LLC	Ba3	5.000	04/06/18	499	421,444
IASIS Healthcare Corp.	Ba3	4.003	05/03/18	249	230,672
PTS Acquisitions Corp.	Ba3	2.471	04/10/14	150	128,291
Rural/Metro Corp.	Ba3	5.750	06/30/18	175	164,500
Skilled Healthcare Group, Inc.	B1	5.250	04/08/16	249	228,219

					3,043,987

Media & Entertainment 6.0%
Crown Media Holdings, Inc.	Ba2	5.750	07/14/18	100	96,000
Cumulus Media Holdings, Inc.	Ba2	5.750	08/31/18	100	92,500
Intelsat Jackson Holdings SA	B1	5.250	04/02/18	499	475,891
Nielsen Finance LLC	Ba2	3.456	05/01/16	497	468,882
SeaWorld Parks	Ba2	3.221	02/17/16	241	233,030
Univision Communications, Inc.	B2	4.471	03/29/17	500	428,125

					1,794,428

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	9

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Media (Non-Cable) 0.6%
Hubbard Radio LLC	Ba3	5.250%	04/28/17	$200	$190,000

Metals 0.6%
SunCoke Energy, Inc.	Ba1	4.000	07/26/18	175	166,250

Non-Captive Finance 4.1%
International Lease Finance Corp.	Ba2	6.750	03/17/15	250	248,750
MIP Delaware LLC	Ba2	5.500	07/12/18	150	144,375
Springleaf Financial Funding Co.	B2	5.500	05/10/17	600	552,500
VFH Parent LLC	Ba1	7.500	07/08/16	275	267,437

					1,213,062

Packaging 6.6%
Bway Holding Co.	Ba3	4.500	02/23/18	457	430,659
Bway Holding Co.	Ba3	4.503	02/23/18	41	38,235
Exopack LLC	B1	6.500	05/31/17	250	237,500
Husky Injection Molding Systems	Ba3	6.500	06/30/18	250	242,813
Pelican Products, Inc.(c)	B1	5.000	03/07/17	299	289,545
Pro Mach, Inc.	B2	6.250	07/06/17	250	242,500
Reynolds Group Holdings, Inc.	Ba3	4.250	02/09/18	499	478,800

					1,960,052

Real Estate 1.4%
CB Richard Ellis Services, Inc.	Ba1	3.456	11/09/16	249	237,761
CB Richard Ellis Services, Inc.	Ba1	3.705	09/04/19	200	189,333

					427,094

Retailers 3.1%
Academy Sports & Outdoors	B2	4.752	08/03/18	200	190,500
Leslie’s Poolmart, Inc	Ba3	4.500	11/30/17	300	281,250
Nieman Marcus Group, Inc.	B2	4.750	05/16/18	500	461,500

					933,250

Technology 10.6%
Avaya, Inc.	B1	4.778	10/26/17	298	258,523
CDW LLC	B2	4.500	07/15/17	500	452,500
Dealer Computer Services, Inc.	Ba2	3.750	04/21/18	500	475,000
Fidelity National Information Services, Inc.	Ba1	5.250	07/18/16	125	123,203

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Technology (cont’d.)
First Data Corp.	B1	4.246%	03/24/18	$569	$477,735
Freescale Semiconductor, Inc.	B1	4.438	12/01/16	498	452,276
Interactive Data Corp.	Ba3	4.500	02/09/18	299	282,043
Sensata Technologies, Inc.	B1	4.000	05/12/18	350	336,437
Syniverse Holdings, Inc.	B1	5.250	12/21/17	200	193,000
Trizetto Group(c)	B1	4.750	05/02/18	125	115,625

					3,166,342

Telecommunications 1.6%
Global TelLink Corp.	B1	5.000	11/10/16	150	142,500
MetroPCS Wireless, Inc.	Ba1	3.997	03/19/18	249	230,360
Mobilitie Investments II LLC	B2	5.500	06/16/17	100	96,500

					469,360

Transportation 1.6%
Hertz Corp.	Ba1	3.750	03/12/18	500	470,000

TOTAL BANK LOANS (cost $27,406,060)					25,732,373

CORPORATE BONDS 10.9%

Cable 0.6%
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125	04/15/18	175	191,188

Capital Goods 0.5%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13	150	157,875

Chemicals 0.6%
Lyondell Chemical Co., Sec’d. Notes	Ba3	11.000	05/01/18	150	167,437

Energy—Other 0.7%
Forest Oil Corp., Gtd. Notes	B1	8.500	02/15/14	200	214,000

Foods 1.1%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	150	154,875

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	11

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	$150	$169,500

					324,375

Gaming 1.1%
MGM Resorts International, Sr. Sec’d. Notes	Ba3	11.125	11/15/17	200	223,000
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $110,875; purchased 05/18/11)(c)(d)	B1	11.375	07/15/16	100	104,500

					327,500

Healthcare & Pharmaceutical 0.3%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba3	11.250	11/01/14	100	98,500

Media & Entertainment 2.1%
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	200	223,000
LIN Television Corp., Gtd. Notes	B3	6.500	05/15/13	175	169,750
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	200	226,500

					619,250

Non-Captive Finance 0.9%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375	10/01/12	125	121,875
CIT Group, Inc.,
Sec’d. Notes, 144A	B2	7.000	05/02/17	150	148,125

					270,000

Paper 1.9%
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500	06/15/17	250	271,875

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Paper (cont’d.)
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	$175	$183,750
Verso Paper Holdings LLC / Verso Paper, Inc.,
Sr. Sec’d. Notes	Ba2	11.500	07/01/14	100	106,000

					561,625

Technology 1.1%
Seagate Technology International (Cayman Islands),
Sec’d. Notes, 144A	Baa3	10.000	05/01/14	150	167,250
SunGard Data Systems, Inc.,
Gtd. Notes	Caa1	10.625	05/15/15	150	159,000

					326,250

TOTAL CORPORATE BONDS (cost $3,347,460)					3,258,000

TOTAL LONG-TERM INVESTMENTS (cost $30,753,520)					28,990,373

				Shares
SHORT-TERM INVESTMENT 2.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(e) (cost $852,715)				852,715	852,715

TOTAL INVESTMENTS 100.1% (cost $31,606,235; Note 5)					29,843,088
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%					(40,557)

NET ASSETS 100.0%					$29,802,531

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	13

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

*	The Fund’s current Statement of Additional Information contains a description of Moody’s & Standard & Poor’s ratings.
†	The ratings reflected are as of August 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2011.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $110,875. The aggregate value of $104,500 is approximately 0.4% of net assets.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$18,713,321	$7,019,052
Corporate Bonds	—	3,258,000	—
Affiliated Money Market Mutual Fund	852,715	—	—

Total	$852,715	$21,971,321	$7,019,052

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 03/30/2011 (commencement of Fund)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(488,760)
Purchases	7,507,812
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 08/31/2011	$7,019,052

*	Of which, $(488,760) was included in Net Assets relating to securities held at the reporting period end.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2011 were as follows:

Technology	11.7%
Healthcare & Pharmaceutical	10.5
Foods	9.3
Media & Entertainment	8.1
Consumer	6.9
Packaging	6.6
Gaming	5.3
Chemicals	5.2
Non-Captive Finance	5.0
Capital Goods	4.6
Retailers	3.1
Electric	3.0
Affiliated Money Market Mutual Fund	2.9
Automotive	2.3
Airlines	1.9
Paper	1.9
Energy—Other	1.7
Building Materials & Construction	1.6
Telecommunications	1.6
Transportation	1.6
Real Estate	1.4
Cable	1.1
Aerospace & Defense	0.9
Defense	0.7
Media (Non-Cable)	0.6
Metals	0.6

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Statement of Assets and Liabilities

as of August 31, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $30,753,520)	$28,990,373
Affiliated investments (cost $852,715)	852,715
Cash	19,312
Receivable for investments sold	1,615,942
Dividends and interest receivable	193,466
Receivable for Fund shares sold	166,473
Due from Manager	5,465
Prepaid expenses	752

Total assets	31,844,498

Liabilities
Payable for investments purchased	1,765,457
Dividends payable	118,537
Loan payable (Note 7)	100,000
Accrued expenses	44,628
Payable for Fund shares reacquired	11,071
Distribution fee payable	2,149
Affiliated transfer agent fee payable	125

Total liabilities	2,041,967

Net Assets	$29,802,531

Net assets were comprised of:
Common stock, at par	$31,537
Paid-in capital in excess of par	31,506,182

31,537,719
Distributions in excess of net investment income	(31,696)
Accumulated net realized gain on investment transactions	59,655
Net unrealized depreciation on investments	(1,763,147)

Net assets, August 31, 2011	$29,802,531

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($3,136,306 ÷ 332,102 shares of common stock issued and outstanding)	$9.44
Maximum sales charge (3.25% of offering price)	.32

Maximum offering price to public	$9.76

Class C
Net asset value, offering price and redemption price per share ($1,662,785 ÷ 175,877 shares of common stock issued and outstanding)	$9.45

Class Z
Net asset value, offering price and redemption price per share ($25,003,440 ÷ 2,645,710 shares of common stock issued and outstanding)	$9.45

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Statement of Operations

For the Period March 30, 2011* through August 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$527,566
Affiliated dividend income	4,063

Total income	531,629

Expenses
Management fee	83,650
Distribution fee—Class A	2,079
Distribution fee—Class C	3,378
Custodian’s fees and expenses	46,000
Legal fees and expenses	37,000
Registration fees	26,000
Audit fee	24,000
Transfer agent’s fees and expenses (including affiliated expense of $200) (Note 3)	15,000
Reports to shareholders	9,000
Trustees’ fees	5,000
Loan interest expense (Note 7)	165
Miscellaneous	3,207

Total expenses	254,479
Less: Management fee reimbursement (Note 2)	(135,299)

Net expenses	119,180

Net investment income	412,449

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain on investment transactions	59,655
Net change in unrealized depreciation on investments	(1,763,147)

Net loss on investment transactions	(1,703,492)

Net Decrease In Net Assets Resulting From Operations	$(1,291,043)

*	Commencement of Fund.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

March 30, 2011* through August 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$412,449
Net realized gain on investment transactions	59,655
Net change in unrealized depreciation on investments	(1,763,147)

Net decrease in net assets resulting from operations	(1,291,043)

Dividends from net investment income (Note 1)
Class A	(34,059)
Class C	(11,273)
Class Z	(398,813)

(444,145)

Fund share transactions (Note 6)
Net proceeds from shares sold	32,502,750
Net asset value of shares issued in reinvestment of dividends	438,183
Cost of shares reacquired	(1,403,214)

Net increase in net assets from Fund share transactions	31,537,719

Total increase	29,802,531

Net Assets
Beginning of period	—

End of period	$29,802,531

*	Commencement of Fund.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios, Inc. 14 (formerly Prudential Government Income Fund, Inc.) (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Floating Rate Income Fund (the “Fund”) and Prudential Government Income Fund. Investment operations of the Fund commenced on March 30, 2011. The Fund’s primary investment objective is to seek to maximize current income. Capital appreciation is a secondary investment objective, but only when consistent with the Fund’s primary investment objective of seeking to maximize current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

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Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Prudential Floating Rate Income Fund	21

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

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The management fee paid to PI is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets. PI has contractually agreed through June 30, 2012 to limit net annual Fund operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) to each class of shares to .95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average net assets of the Class A shares through contractual reduction date of June 30, 2012.

PIMS has advised the Fund that it has received $7,387 in front-end sales charges resulting from sales of Class A shares during the period ended August 31, 2011. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the period ended August 31, 2011, it received $991 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940

Prudential Floating Rate Income Fund	23

Notes to Financial Statements

(Unaudited) continued

Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the period ended August 31, 2011 were $53,168,687 and $22,422,496, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$31,629,596	$1,729	$(1,788,237)	$(1,786,508)

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

Management has analyzed the Fund’s tax positions and has concluded no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of .50%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

24	Visit our website at www.prudentialfunds.com

At August 31, 2011, Prudential Financial, Inc. through its affiliates owned 101 Class A shares, 101 Class C shares and 2,539,565 Class Z shares of the Fund.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

Class A	Shares	Amount
Period ended August 31, 2011*:
Shares sold	417,288	$4,136,214
Shares issued in reinvestment of dividends	3,190	31,082
Shares reacquired	(88,376)	(841,047)

Net increase (decrease) in shares outstanding	332,102	$3,326,249

Class C
Period ended August 31, 2011*:
Shares sold	190,833	$1,897,899
Shares issued in reinvestment of dividends	857	8,288
Shares reacquired	(15,813)	(153,828)

Net increase (decrease) in shares outstanding	175,877	$1,752,359

Class Z
Period ended August 31, 2011*:
Shares sold	2,647,654	$26,468,637
Shares issued in reinvestment of dividends	40,606	398,813
Shares reacquired	(42,550)	(408,339)

Net increase (decrease) in shares outstanding	2,645,710	$26,459,111

*	Commenced operations on March 30, 2011.

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under these SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the period ended August 31, 2011. The average daily balance for the 9 days that the Fund had loans outstanding during the

Prudential Floating Rate Income Fund	25

Notes to Financial Statements

(Unaudited) continued

period was approximately $451,000, borrowed at a weighted average interest rate of 1.47%. At August 31, 2011, the Fund has an outstanding loan amount of $100,000.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	March 30, 2011(a) through August 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.16
Net realized and unrealized loss on investment transactions	(.57)
Total from investment operations	(.41)
Less Dividends:
Dividends from net investment income	(.15)
Net asset value, end of period	$9.44
Total Return(b):	(4.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,136
Average net assets (000)	$1,963
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.20%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.95%	(e)(f)
Net investment income	3.83%	(e)(f)
For Class A, C and Z shares:
Portfolio turnover rate	87%	(g)

(a) Commencement of Fund.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through contractual reduction date of June 30, 2012.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 2.33%, 2.08% and 2.70%, respectively, for the period ended August 31, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	27

Financial Highlights

(Unaudited) continued

Class C Shares
	March 30, 2011(a) through August 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized loss on investment transactions	(.56)
Total from investment operations	(.44)
Less Dividends:
Dividends from net investment income	(.11)
Net asset value, end of period	$9.45
Total Return(b):	(4.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,663
Average net assets (000)	$798
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95%	(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.95%	(d)(e)
Net investment income	3.07%	(d)(e)

(a) Commencement of Fund.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would have been 3.08%, 2.08% and 1.94%, respectively, for the period ended August 31, 2011.

(e) Annualized.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Class Z Shares
	March 30, 2011(a) through August 31, 2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.14
Net realized and unrealized loss on investment transactions	(.54)
Total from investment operations	(.40)
Less Dividends:
Dividends from net investment income	(.15)
Net asset value, end of period	$9.45
Total Return(b):	(4.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,003
Average net assets (000)	$25,456
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.95%	(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.95%	(d)(e)
Net investment income	3.43%	(d)(e)

(a) Commencement of Fund.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratio would have been 2.08%, 2.08% and 2.30%, respectively, for the period ended August 31, 2011.

(e) Annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	29

Approval of Advisory Agreements (Unaudited)

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Directors of Prudential Investment Portfolios, Inc. 14 (the “Board”) considered the proposed management agreement with Prudential Investments LLC (the “Manager”) and the proposed subadvisory agreement with Prudential Fixed Income (the “Subadviser”), a division of Prudential Investment Management, Inc., with respect to the Prudential Floating Rate Income Fund (the “Fund”) prior to the Fund’s commencement of operations. The Board, including all of the Independent Directors, met on November 30-December 2, 2010 and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; the performance of an institutional account managed by the Subadviser with an investment objective and policies that are substantially similar to the Fund’s proposed investment objective and policies; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on November 30-December 2, 2010. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Directors determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Directors considered relevant in the exercise of their business judgment.

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the agreements are separately discussed below.

Nature, Quality, and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 21-23, 2010 meetings in connection with the renewal of the management agreements between the Manager and the other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of all the officers and non-independent Directors of the Fund. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other Prudential Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the June 21-23, 2010 meetings in connection with the renewal of the subadvisory agreements between the Manager and the Subadviser with respect to other Prudential Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as

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to the Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other Prudential Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, no investment performance for the Fund existed for Board review. The Board did consider the Subadviser’s track record in managing other registered investment companies. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.70% of the Fund’s average daily net assets to be paid by the Fund to the Manager and the proposed subadvisory fees of 0.35% of the Fund’s average daily net assets to be paid by the Manager to the Subadviser.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses for Class A shares to funds within the Lipper Universe with similar investment strategies and to the Lipper 15(c) Peer Group. The Board noted that the Fund’s gross management fee was in the fourth quartile of the Lipper Universe while the Fund’s net management fee was in the first quartile of the Lipper Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class A shares (including expenses related to short sales) were in the third quartile of the Lipper Universe and the second quartile of the Lipper Peer Group (first quartile being the lowest expenses).

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted

Prudential Floating Rate Income Fund

Approval of Advisory Agreements (continued)

that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Prudential Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interests of the Fund.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Real Assets Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	FRFAX	FRFCX	FRFZX
CUSIP	74439V602	74439V701	74439V800

MF211E2    0211201-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	October 19, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	October 19, 2011